Derivative Financial Instruments (Other Derivatives) (Details) (Not Designated As Hedging Instrument [Member], Natural Gas (Generation) [Member], Operating Expenses-Fuel [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Not Designated As Hedging Instrument [Member] | Natural Gas (Generation) [Member] | Operating Expenses-Fuel [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Income		$ (1)